SCHEDULE OF COMMON STOCK WARRANTS (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Accumulated Other Comprehensive Income (Loss) [Line Items]
Weighted-average remaining contractual life, outstanding ending balance	8 years 9 months 21 days	9 years 9 months 21 days
Warrants [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning balance	166,159	166,159
Exercise price, beginning balance	$ 0.008	$ 0.008
Weighted-average remaining contractual life, outstanding ending balance	2 years 8 months 8 days	3 years 10 months 13 days	4 years 10 months 13 days
Aggregate intrinsic value of vested warrants outstanding beginning balance	$ 2,125,506
Weighted-average exercise price, outstanding beginning balance	$ 0.008	$ 0.008
Warrants granted	380,323
Warrants exercised	(56,400)
Warrants expired/cancelled	(52,391)
Ending balance	437,691	166,159	166,159
Exercise price, ending balance		$ 0.008	$ 0.008
Aggregate intrinsic value of vested warrants outstanding ending balance	$ 1,185,798	$ 2,125,506
Weighted-average exercise price, outstanding ending balance	$ 5.36	$ 0.008	$ 0.008
Exercisable at ending	369,189
Weighted-average remaining contractual life, outstanding ending balance	2 years 9 months 14 days
Exercisable Aggregate Intrinsic Value	$ 830,785
Exercisable weighted price per share	$ 6.40
Warrants [Member] | Minimum [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Exercise price, Warrants granted	0.008
Exercise price, ending balance	0.008
Exercisable price per share	0.008
Warrants [Member] | Maximum [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Exercise price, Warrants granted	16.00
Exercise price, ending balance	16.00
Exercisable price per share	$ 16.00